Stock-Based Compensation (Table)	12 Months Ended
Dec. 31, 2014
Stock-based compensation
Stock-based compensation, fair value assumptions
	2014	2013	2012
Expected life	4.5 years	4.6-9.0 years	4.5 years
Expected annual volatility rate	28.0%-28.1%	29.2%-39.6%	40.7%-42.6%
Dividend yield	0%	0%	0%
Risk-free interest rate	1.4%-1.5%	0.7%-2.4%	0.5%-0.9%
Estimated annual forfeiture rate	9.4%	0.0%-8.1%	0.0%-9.1%

Summary of stock options
Common Share Options	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (in years)

Outstanding at December 31, 2011	2,834,000	$43.07
(1,533,000 exercisable)		46.23
Granted	677,000	34.91	$12.61
Exercised	(47,000)	29.82		$205,000
Forfeited	(117,000)	38.45
Expired	(133,000)	46.17
Outstanding at December 31, 2012	3,214,000	$41.58
(1,928,000 exercisable)		43.99
Granted	1,213,000	32.45	$11.53
Exercised	(892,000)	34.78		$6,787,000
Forfeited	(574,000)	34.17
Expired	(247,000)	48.35
Outstanding at December 31, 2013	2,714,000	$42.22
(1,359,000 exercisable)		$46.91
Granted	1,116,000	41.21	$10.68
Exercised	(233,000)	32.80		$1,966,000
Forfeited	(144,000)	35.09
Expired	(65,000)	45.68
Outstanding at December 31, 2014	3,388,000	$41.51		$7,495,000	6.70
(1,586,000 exercisable)		$45.28		$2,984,000	4.40

Summary of nonvested restricted stock units
Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2013	1,170,000	$36.46
Granted	370,000	41.24
Vested	(274,000)	41.92
Forfeited	(124,000)	34.38
Nonvested at December 31, 2014	1,142,000	$35.60

Stock-based compensation
Year Ended December 31,	2014	2013	2012
(Dollars in thousands)
Stock option awards	$9,513	$5,810	$8,471
Restricted stock unit awards	12,125	9,485	12,300
Deferred compensation bonus and matching stock unit awards	185	2	240
Awards under Non-Employee Director compensation plan	560	547	455
Total stock-based compensation, before income taxes	22,383	15,844	21,466
Income tax benefit	(8,454)	(5,984)	(8,121)
Total stock-based compensation expense, net of income taxes	$13,929	$9,860	$13,345

Stock-based compensation, allocation by financial statement line item
December 31,	2014	2013	2012
(Dollars in thousands)
Selling, general and administrative expense	$19,429	$12,933	$18,437
System operations	2,954	2,911	3,029
Total stock-based compensation expense	$22,383	$15,844	$21,466